Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 24	$ 40	$ 74	$ 107	$ 145	$ 150
Predecessor Company [Member]
Property, Plant and Equipment [Line Items]
Depreciation					73	$ 91	$ 108
Net book value of property and equipment written off					$ 100